Supplemental Oil And Gas Information (Schedule Of Changes In The Standardized Measure Of Discounted Future Net Cash Flows From Proved Oil And Gas Reserves) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Oil And Gas Information [Abstract]
Balance, beginning of year	$ 13,976	$ 8,170	$ 5,815
Sales, net of production costs and taxes	(1,646)	(2,611)	(1,239)
Discoveries and extensions, net of costs	154	798	123
Purchase of reserves in place		143
Sale of reserves in place	(26)
Net changes in prices and production costs	(3,348)	4,304	1,780
Revisions of quantity estimates	(3,058)	2,180	1,611
Previously estimated development cost incurred during the year		210
Changes in future development costs	1,016	78	(228)
Changes in timing and other	86	(4)	(164)
Accretion of discount	1,211	708	472
Net change in income taxes
Balance, end of year	$ 8,365	$ 13,976	$ 8,170